UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                  FORM 13F

                             FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):                   [ ]is a restatement
                     [ ]adds new holdings entries.

Institutional Investment Manager Filing the Report:
                       Name:       Hudson Valley Investment Advisors, LLC
                       Address:   97 West Main Street
                                           P.O. Box 268
                                           Goshen, NY 10924
                      13F File Number:28-12105

The institutional investment manager, filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergal


Person Signing this Report on Behalf of Reporting Manager:

Name:                           Mark Lazarczyk
Title:                          Chief Compliance Officer
Phone:                          845-294-6127
Signature,              Place,                          and Date of Signing:
Mark Lazarczyk     Goshen, New York    April 13, 2007
Report Type (Check only one.):
                                [X]     13F HOLDING REPORT.
                                [ ]     13F NOTICE.
                                [ ]     13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		65
Form 13F Information Table Value Total:		$100,433

List of Other Included Managers:


No. 13F File Number				Name

   Form 13F Information Table
					   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER	       VOTING AUTHORITY
   NAME OF ISSUER	       TITLE OF CLASS	 CUSIP	  (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS       SOLE    SHARED    NONE

3M COMPANY		       COM		885794101      430     5630 SH	     SOLE	              5630        0      0
ALLIED WASTE INDUSTRIES	       COM		019589308      609    48400 SH	     SOLE                    48400        0      0
AMERICAN INTL GROUP INC	       COM		026874107     1808    26911 SH	     SOLE		     26911        0      0
AMGEN INC COM		       COM		031162100      207     3711 SH	     SOLE		      3711        0      0
AT & T INC		       COM		00206R102      910    23100 SH	     SOLE		     23100        0      0
AUTO DATA PROCESSING	       COM		053015103     1408    29095 SH	     SOLE		     29095        0      0
BANK AMERICA CORP	       COM		060505104     5962   116864 SH 	     SOLE		    116864        0      0
BANK OF NEW YORK CO INC	       COM		064057102     1299    32045 SH	     SOLE		     32045        0      0
BERKSHIRE BANCP INC DEL	       COM		084597202     1827   116004 SH	     SOLE		    116004        0      0
BEST BUY INC		       COM		086516101     1585    32536 SH	     SOLE		     32536        0      0
BP AMOCO PLC		       COM		055622104     2276    35155 SH	     SOLE		     35155        0      0
BRISTOL-MYERS SQUIBB CO	       COM		110122108     1679    60510 SH	     SOLE		     60510        0      0
C V S CORP DEL		       COM		126650100     2153    63080 SH	     SOLE		     63080        0      0
CARDINAL HEALTH INC	       COM		14149Y108     2145    29415 SH	     SOLE		     29415        0      0
CHEVRONTEXACO CORP	       COM		166764100     2517    34044 SH	     SOLE		     34044        0      0
CHUBB CORPORATION	       COM		171232101     2056    39796 SH	     SOLE		     39796        0      0
CISCO SYSTEMS INC	       COM		17275R102     3040   119105 SH       SOLE		    119105        0      0
CITIGROUP		       COM		172967101     1782    34718 SH	     SOLE		     34718        0      0
CITRIX SYSTEMS INC	       COM		177376100     1207    37700 SH	     SOLE		     37700        0      0
COMMUNITY BK OF ORANGE	       COM		203570106	41    10200 SH	     SOLE		     10200        0      0
CONOCOPHILLIPS 		       COM		20825c104      799    11692 SH	     SOLE		     11692	  0	 0
E M C CORP MASS		       COM		268648102      476    34395 SH	     SOLE		     34395        0      0
ELECTRONIC DATA SYS CORP       COM		286661104      808    29225 SH	     SOLE		     29225        0      0
EMERSON ELECTRIC CO	       COM		291011104     1989    46180 SH	     SOLE		     46180        0      0
EXXON MOBIL CORPORATION	       COM		30231G102     3455    45800 SH	     SOLE		     45800        0      0
FEDERAL NATL MTG ASSN	       COM		313586109     1696    31085 SH	     SOLE		     31085        0      0
GENERAL ELECTRIC COMPANY       COM		369604103     3247    91837 SH	     SOLE		     91837        0      0
GOLDMAN SACHS GROUP INC	       COM		38141G104     2319    11225 SH	     SOLE		     11225        0      0
HALLIBURTON COMPANY	       COM		406216101     2307    72700 SH	     SOLE		     72700        0      0
HOME DEPOT INC		       COM		437076102     2412    65665 SH	     SOLE		     65665        0      0
INTEL CORP		       COM		458140100     2212   115640 SH       SOLE		    115640        0      0
INTL BUSINESS MACHINES	       COM		459200101      712     7557 SH	     SOLE		      7557        0      0
INTL FLAVOR & FRAGRANCES       COM		459506101      776    16450 SH	     SOLE		     16450        0      0
JOHNSON & JOHNSON	       COM		478160104     3630    60239 SH	     SOLE		     60239        0      0
JP MORGAN CHASE & CO	       COM		46625H100     2011    41573 SH	     SOLE		     41573        0      0
KRAFT FOODS INC		       COM		50075N104      712    22514 SH	     SOLE		     22514        0      0
LOWES COMPANIES INC	       COM		548661107      359    11410 SH	     SOLE		     11410        0      0
M & T BANK CORP		       COM		55261F104      208     1800 SH	     SOLE		      1800        0      0
MCDONALDS CORPORATION	       COM		580135101      296     6592 SH	     SOLE		      6592        0      0
MEDCOHEALTH SOLUTIONS	       COM		58405U102      838    11561 SH	     SOLE		     11561        0      0
METLIFE INC		       COM		59156R108     1310    20750 SH	     SOLE	             20750        0      0
MICROSOFT CORP		       COM		594918104     2801   100536 SH       SOLE		    100536        0      0
NORTHROP GRUMMAN CORP	       COM		666807102      404     5450 SH	     SOLE                     5450        0      0
NABORS INDS INC		       COM		G6359F103     1643    55400 SH	     SOLE		     55400        0      0
ORACLE CORPORATION	       COM		68389X105     3022   166705 SH       SOLE		    166705        0      0
PEPSICO INCORPORATED	       COM		713448108     2408    37890 SH	     SOLE		     37890        0      0
PFIZER INCORPORATED	       COM		717081103     2233    88414 SH	     SOLE		     88414        0      0
PNC FINANCIAL SERVICES	       COM		693475105      633     8800 SH	     SOLE		      8800        0      0
PRECISION CASTPARTS CORP       COM		740189105      638     6140 SH	     SOLE		      6140        0      0
PROCTER & GAMBLE CO	       COM		742718109     2202    34868 SH	     SOLE		     34868        0      0
PROVIDENT NEW YORK BANCORP     COM		744028101      997    70468 SH	     SOLE	                 0        0  70468
SARA LEE CORP		       COM		803111103      795    47000 SH	     SOLE		     47000        0      0
SOVEREIGN BANCORP INC	       COM		845905108     1085    42656 SH	     SOLE		     42656        0      0
SUPERVALU INC		       COM		868536103     1183    30285 SH	     SOLE 		     30285        0      0
SYSCO CORPORATION	       COM		871829107      982    29045 SH	     SOLE		     29045        0      0
THE CHARLES SCHWAB CORP	       COM		808513105     1440    78750 SH	     SOLE		     78750        0      0
THERMO ELECTRON CORP	       COM		883556102     2559    54740 SH	     SOLE		     54740        0      0
TIME WARNER INC		       COM		00184A105      805    40840 SH	     SOLE		     40840        0      0
TYCO INTL LTD NEW	       COM		902124106      890    28230 SH	     SOLE		     28230        0      0
UNITED PARCEL SERVICE B	       COM		911312106      227     3251 SH	     SOLE		      3251        0      0
VALLEY NATIONAL BANCORP	       COM		919794107      305    12118 SH	     SOLE		     12118        0      0
VERIZON COMMUNICATIONS	       COM		92343V104     2203    58121 SH	     SOLE		     58121        0      0
WAL-MART STORES INC	       COM		931142103     1848    39380 SH	     SOLE		     39380        0      0
WATSON PHARMACEUTICALS	       COM		942683103     1284    48600 SH	     SOLE		     48600        0      0
WELLS FARGO  & CO NEW	       COM		949746101      300     8736 SH	     SOLE		      8736        0      0